Cover	Mar. 21, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 21, 2025
Entity File Number	0-28839
Entity Registrant Name	VOXX INTERNATIONAL CORPORATION
Entity Central Index Key	0000807707
Entity Tax Identification Number	13-1964841
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2351 J. Lawson Boulevard
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32824
City Area Code	800
Local Phone Number	645-7750
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock $0.01 par value
Trading Symbol	VOXX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false